Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued sales and promotion expenses		¥ 24,139	¥ 15,310
Accrued advertising expenses		20,254	18,165
Accrued professional service fees		16,470	20,938
Accrued training, rental, office, meeting and travel expenses		12,016	11,204
Payable for property and equipment purchases		7,653	5,652
Accrued network support expenses		2,863	3,402
Deposits received from agents		2,630	2,875
Payable related to employees' exercise of share-based compensation		1,973	31,128
Interest payable		41	455
Others		12,071	5,448
Total	$ 15,063	¥ 100,110	¥ 114,577